Summary of Significant Accounting Policies (Details) - Schedule of deferred revenue - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of deferred revenue [Abstract]
Beginning balance	$ 4,141,555	$ 1,524,918
Ending balance	3,980,132	4,141,555
Increase (decrease)	$ (161,423)	$ 2,616,673